Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
Ember Resources Inc. | #: 1
	$ 1,584,000	Taxes	Canada	snj:CA-AB	Camrose County	Alberta CBM
Ember Resources Inc. | #: 2
	2,194,000	Taxes	Canada	snj:CA-AB	County of Stettler No. 6	Alberta CBM
Ember Resources Inc. | #: 3
	146,000	Taxes	Canada	snj:CA-AB	County of Wetaskiwin No. 10	Alberta CBM
Ember Resources Inc. | #: 4
	5,279,000	Taxes	Canada	snj:CA-AB	Kneehill County	Alberta CBM
Ember Resources Inc. | #: 5
	1,417,000	Taxes	Canada	snj:CA-AB	Lacombe County	Alberta CBM
Ember Resources Inc. | #: 6
	1,541,000	Taxes	Canada	snj:CA-AB	Mountainview County	Alberta CBM
Ember Resources Inc. | #: 7
	909,000	Taxes	Canada	snj:CA-AB	Ponoka County	Alberta CBM
Ember Resources Inc. | #: 8
	1,464,000	Taxes	Canada	snj:CA-AB	Red Deer County	Alberta CBM
Ember Resources Inc. | #: 9
	2,032,000	Taxes	Canada	snj:CA-AB	Rockyview County	Alberta CBM
Ember Resources Inc. | #: 10
	264,000	Taxes	Canada	snj:CA-AB	Starland County	Alberta CBM
Ember Resources Inc. | #: 11
	2,017,000	Taxes	Canada	snj:CA-AB	Wheatland County	Alberta CBM
Ember Resources Inc. | #: 12
	6,211,000	Fees	Canada	snj:CA-AB	Government Of Alberta, Alberta Energy Regulator	Alberta CBM
Ember Resources Inc. | #: 13
	2,080,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta CBM
Ember Resources Inc. | #: 14
	408,000	Royalties	Canada	snj:CA-AB	Alberta Energy - FHMT Alberta Department of Energy (Crown roy)	Alberta CBM	Yes	valued at fair market value based upon Ember's realized facility prices
Ember Resources Inc. | #: 15
	155,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta CBM
Ember Resources Inc. | #: 16
	1,177,000	Fees	Canada	snj:CA-AB	Government of Alberta, Alberta Boiler Safety Association	Alberta CBM
Hammerstone Infrastructure Materials Ltd. | #: 1
	2,060,000	Taxes	Canada	snj:CA-AB	Government of Alberta	Alberta Mineral Properties
Hammerstone Infrastructure Materials Ltd. | #: 2
	680,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta Mineral Properties
Hammerstone Infrastructure Materials Ltd. | #: 3
	1,010,000	Fees	Canada	snj:CA-AB	Government of Alberta	Alberta Mineral Properties
Hammerstone Infrastructure Materials Ltd. | #: 4
	3,750,000		Canada	snj:CA-AB	Government of Alberta	Alberta Mineral Properties
Hammerstone Infrastructure Materials Ltd. | #: 5
	$ 3,860,000	Taxes	Canada		Government Of Canada, Receiver General	Alberta Mineral Properties